RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2020
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

31. Related Party Disclosures

Related Party Transactions

The company enters into transactions with related parties in the normal course of business, which includes purchases of feedstock, distribution of refined products, and sale of refined products and byproducts. These transactions are with joint ventures and associated entities in the company's Refining and Marketing operations, including pipeline, refined product and petrochemical companies. A summary of the significant related party transactions as at and for the year ended December 31, 2020 and 2019 are as follows:

($ millions)	2020	2019

Sales(1)	458	676

Purchases	130	215

Accounts receivable	26	38

Accounts payable and accrued liabilities	16	19

(1)	Includes sales to Parachem Chemicals Inc. of $173 million (2019 – $269 million).

Compensation of Key Management Personnel

Compensation of the company's Board of Directors and members of the Executive Leadership Team for the years ended December 31 is as follows:

($ millions)	2020	2019

Salaries and other short-term benefits	9	14

Pension and other post-retirement benefits	3	3

Share-based compensation	(9)	47

	3	64